Additional Financial Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information

Note 14
Additional Financial Information
The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Depreciation expense	$14,741	$14,227	$14,323
Interest costs on debt balances	5,256	4,961	5,391
Net amortization of debt discount	155	119	113
Capitalized interest costs	(678)	(704)	(584)
Advertising expense	2,643	2,744	2,749

Other income (expense), net
Interest income	$82	$59	$115
Other components of net periodic benefit (cost) income	(11)	(2,190)	2,445
Other, net	(2,092)	(1,658)	71
	$(2,021)	$(3,789)	$2,631

Balance Sheet Information

	(dollars in millions)
At December 31,	2017	2016
Accounts Payable and Accrued Liabilities
Accounts payable	$7,063	$7,084
Accrued expenses	6,756	5,717
Accrued vacation, salaries and wages	4,521	3,813
Interest payable	1,409	1,463
Taxes payable	1,483	1,516
	$21,232	$19,593

Other Current Liabilities
Advance billings and customer deposits	$3,084	$2,914
Dividends payable	2,429	2,375
Other	2,839	2,813
	$8,352	$8,102

Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2017	2016	2015
Cash Paid
Interest, net of amounts capitalized	$4,369	$4,085	$4,491
Income taxes, net of amounts refunded	4,432	9,577	5,293

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement receivables-non-current	$(579)	$(3,303)	$(23)
Proceeds from Tower Monetization Transaction	—	—	2,346
Other, net	1,255	204	(3,673)
	$676	$(3,099)	$(1,350)

Other, net Cash Flows from Financing Activities
Net debt related costs	$(3,599)	$(1,991)	$(422)
Proceeds from Tower Monetization Transaction	—	—	2,742
Other, net	(670)	(765)	(743)
	$(4,269)	$(2,756)	$1,577

On March 3, 2017, the Verizon Board of Directors authorized a new share buyback program to repurchase up to 100 million shares of the company's common stock. The new program will terminate when the aggregate number of shares purchased reaches 100 million, or at the close of business on February 28, 2020, whichever is sooner. During the years ended December 31, 2017 and 2016, Verizon did not repurchase any shares of Verizon’s common stock under our authorized share buyback programs. During the year ended December 31, 2015, Verizon repurchased approximately 2.8 million shares of the Company's common stock under our previous share buyback program for approximately $0.1 billion. At December 31, 2017, the maximum number of shares that could be purchased by or on behalf of Verizon under our share buyback program was 100 million.

In addition to the previously authorized three-year share buyback program, in 2015, the Verizon Board of Directors authorized Verizon to enter into an accelerated share repurchase (ASR) agreement to repurchase $5.0 billion of the Company's common stock. On February 10, 2015, in exchange for an up-front payment totaling $5.0 billion, Verizon received an initial delivery of 86.2 million shares having a value of approximately $4.25 billion. On June 5, 2015, Verizon received an additional 15.4 million shares as final settlement of the transaction under the ASR agreement. In total, 101.6 million shares were delivered under the ASR at an average repurchase price of $49.21.

Common stock has been used from time to time to satisfy some of the funding requirements of employee and shareowner plans. During the year ended December 31, 2017, we issued 2.8 million common shares from Treasury stock, which had an insignificant aggregate value. During the year ended December 31, 2016, we issued 3.5 million common shares from Treasury stock, which had an insignificant aggregate value. During the year ended December 31, 2015, we issued 22.6 million common shares from Treasury stock, which had an aggregate value of $0.9 billion.